Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost	$ 27,237,797	$ 49,696,150
Intangible assets, Accumulated amortization	(6,124,648)	(26,514,115)
Intangible assets, Accumulated impairment losses	(19,506,060)	(1,527,000)
Intangible assets, Net	$ 1,607,089	$ 21,655,035
Weighted remaining average useful life (in years)	3 years 11 months 23 days	7 years 8 months 23 days
Goodwill, Cost	$ 21,968,821	$ 127,442,658
Goodwill, Accumulated impairment losses	(19,542,436)	(105,274,370)
Goodwill	2,426,385	22,168,288	$ 25,453,372
Customer relationships
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost	3,029,631	11,127,771
Intangible assets, Accumulated amortization	(2,195,217)	(9,896,889)
Intangible assets, Net	$ 834,414	$ 1,230,882
Weighted remaining average useful life (in years)	3 years 9 months	4 years 9 months
Non compete agreements
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 319,872
Intangible assets, Accumulated amortization		(319,872)
Farmer relationships
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		10,446,700
Intangible assets, Accumulated amortization		(10,446,700)
Patents
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		288,541
Intangible assets, Accumulated amortization		(288,541)
License agreements
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost	$ 1,703,837	4,088,843
Intangible assets, Accumulated amortization	(931,162)	(3,050,053)
Intangible assets, Net	$ 772,675	$ 1,038,790
Weighted remaining average useful life (in years)	4 years 2 months 19 days	3 years 9 months 14 days
Website and Trademarks
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 529,441
Intangible assets, Accumulated amortization		(457,836)
Intangible assets, Net		$ 71,605
Weighted remaining average useful life (in years)		1 year
Computer software
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost		$ 710,525
Intangible assets, Accumulated amortization		(669,341)
Intangible assets, Net		$ 41,184
Weighted remaining average useful life (in years)		3 months
Tradenames
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets, Cost	$ 22,504,329	$ 22,504,329
Intangible assets, Accumulated amortization	(2,998,269)	(1,704,755)
Intangible assets, Accumulated impairment losses	$ (19,506,060)	(1,527,000)
Intangible assets, Net		$ 19,272,574
Weighted remaining average useful life (in years)		14 years